Accounts receivable - Summary of Accounts Receivable and Lease Receivable Less Expected Credit Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	$ 88,656	$ 138,190
Accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	7,436	13,557
Gross Carrying Amount | Trade receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	7,088	10,259
Gross Carrying Amount | Accrued contract revenue
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	742	4,451
Gross Carrying Amount | Lease receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	0	28
Expected Credit Losses | Accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	$ (394)	$ (1,181)	$ (1,095)